Investment tax credits (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [Line Items]
Investment tax credits	$ 131,871	$ 434,474
Investment tax credits earned in prior years	1,058,017
Research and development expenses gross	775,824
Government grants, investment tax credit	365,433
Research and development expenses, net	(731,077)	851,512
Cost of Sales and Services
Disclosure of attribution of expenses by nature to their function [Line Items]
Investment tax credits	18,420	179,670
Research and Development Expense
Disclosure of attribution of expenses by nature to their function [Line Items]
Investment tax credits	1,141,468	144,658
Selling General and Administrative Expenses
Disclosure of attribution of expenses by nature to their function [Line Items]
Investment tax credits	$ 30,000	$ 29,913